INCOME TAX	12 Months Ended
Dec. 31, 2021
INCOME TAX
INCOME TAX

10. INCOME TAX

Income taxes are computed in accordance with Russian Federation, Dutch and other national tax laws. The taxable income of Yandex LLC was subject to Russian federal and local income tax at a combined nominal rate of 20% for the years ended December 31, 2019, 2020 and 2021. Yandex N.V. is incorporated in the Netherlands, and its taxable profits were subject to income tax at the rate of 25% in the years ended December 31, 2019, 2020 and 2021.

Dividends paid to Yandex N.V. by its Russian subsidiaries are subject to a 15% dividend withholding tax, computed in accordance with the laws of the Russian Federation. The rate has increased starting in 2022 from 5% to 15% due to the denunciation of the Double Tax Treaty between Russia and Netherlands in June 2021 by the Russian Government. Due to the so-called participation exemption, dividends distributed by the Company’s Russian subsidiaries to Yandex N.V. are exempt from income tax in the Netherlands.

Income tax provision for the years ended December 31, 2019, 2020 and 2021 consisted of the following:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Current tax expense —Russia	9,052	12,421	11,987	161.3
Current tax expense —Netherlands	563	38	218	3.0
Current tax expense—other	196	68	388	5.2
Total current tax expense	9,811	12,527	12,593	169.5
Deferred tax (benefit)/expense - Russia	1,351	1,219	(5,436)	(73.2)
Deferred tax (benefit)/expense - Netherlands	418	(738)	87	1.2
Deferred tax expense-other	76	185	186	2.5
Total deferred tax (benefit)/expense	1,845	666	(5,163)	(69.5)
Total income tax expense	11,656	13,193	7,430	100.0

The components of income before income tax expense for the years ended December 31, 2019, 2020 and 2021 were as follows:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Income before income tax expense —Russia	38,626	40,332	14,520	195.4
Loss before income tax expense —Netherlands	(17,050)	(4,009)	(28,707)	(386.4)
Income before income tax expense —other	1,145	220	6,964	93.8
Total income/(loss) before income tax expense	22,721	36,543	(7,223)	(97.2)

The amount of income/(loss) before income tax expense in the Netherlands in the year ended December 31, 2020 included gains from consolidation of Yandex Market in the amount RUB 19,230, which were non-taxable.

The amount of income tax expense that would result from applying the Dutch statutory income tax rate to income before income taxes reconciled to the reported amount of income tax expense was as follows for the years ended December 31, 2019, 2020 and 2021:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Expected expense/(income) at Dutch statutory income tax rate of 25%	5,680	9,136	(1,806)	(24.3)
Effect of:
Tax on inter-company dividends	764	936	(617)	(8.3)
Non-deductible share-based compensation	2,464	3,932	5,207	70.1
Other expenses not deductible for tax purposes	1,911	1,977	2,015	27.1
Accrual of unrecognized tax benefit	319	121	949	12.8
Reversal of prior year unrecognized tax benefit accrual following tax audits	(417)	—	—	—
Equity method loss of Yandex Market	1,088	618	—	—
Effect of consolidation of Yandex Market	—	(4,807)	—	—
Effect of the revaluation of investment in Clickhouse	—	—	(871)	(11.7)
Effect of the contribution to a not-for-profit organization	—	—	374	5.0
Effect of the disposal of intercompany investments	—	—	(1,462)	(19.7)
Difference in foreign tax rates	(2,381)	(2,244)	(1,754)	(23.6)
Change in valuation allowance	2,316	3,428	5,145	69.3
Other	(88)	96	250	3.3
Income tax expense	11,656	13,193	7,430	100.0

Movements in the valuation allowance were as follows:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Balance at the beginning of the period	(1,717)	(3,828)	(7,763)	(104.5)
Charged to expenses	(2,316)	(3,428)	(5,145)	(69.3)
Foreign currency translation adjustment	205	(272)	(19)	(0.3)
Acquisition-related change	—	(1,094)	—	—
Other	—	859	445	6.1
Balance at the end of the period	(3,828)	(7,763)	(12,482)	(168.0)

As of December 31, 2020 and 2021, the Company included accrued interest and penalties related to unrecognized tax benefits, totaling RUB 157 and RUB 367 ($4.9), respectively, as a component of other accrued liabilities, non-current. As of December 31, 2020 and 2021, RUB 427 and RUB 1,345 ($18.1), respectively, of unrecognized tax benefits, if recognized, would affect the effective tax rate. The interest and penalties recorded as part of income tax expense in the years ended December 31, 2019, 2020 and 2021 resulted in expenses of RUB 106, RUB 24 and RUB 209 ($2.8), respectively. The Company does not anticipate significant increases or decreases in unrecognized income tax benefits over the next twelve months.

A reconciliation of the total amounts of unrecognized tax benefits was as follows:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Balance at the beginning of the period	239	439	427	5.7
Increases related to prior years tax positions	155	53	633	8.5
Decreases related to prior years tax positions	(11)	(61)	(141)	(1.9)
Increases related to current year tax positions	56	105	426	5.7
Settlements	—	(109)	—	—
Balance at the end of the period	439	427	1,345	18.0

Temporary differences between the financial statement carrying amount and the tax bases of assets and liabilities and carryforwards gave rise to the following deferred tax assets and liabilities as of December 31, 2020 and 2021:

	2020	2021	2021
	RUB	RUB	$
Assets/(liabilities) arising from tax effect of:
Deferred tax asset
Accrued expenses	4,131	5,628	75.8
Net operating loss carryforward	10,214	17,740	238.8
Intangible assets	946	1,658	22.3
Property and equipment	468	454	6.1
Content assets	59	—	—
Operating lease liabilities	3,407	6,956	93.6
Finance lease liabilities	180	3,364	45.3
Other	159	955	12.8
Total deferred tax asset	19,564	36,755	494.7
Valuation allowance	(7,763)	(12,482)	(168.0)
Total deferred tax asset, net of valuation allowance	11,801	24,273	326.7
Deferred tax liability
Convertible debt discount	(2,081)	(2,299)	(30.9)
Property and equipment	(2,570)	(2,829)	(38.1)
Intangible assets	(3,717)	(3,542)	(47.7)
Content assets	(652)	(1,213)	(16.3)
Unremitted earnings	(1,875)	(1,224)	(16.5)
Deferred expenses	(165)	(114)	(1.5)
Allowance for doubtful accounts	(3)	(25)	(0.3)
Operating lease assets	(2,319)	(6,532)	(87.9)
Finance lease assets	(119)	(3,289)	(44.3)
Other	(366)	(570)	(7.7)
Total deferred tax liability	(13,867)	(21,637)	(291.2)
Net deferred tax (liability)/asset	(2,066)	2,636	35.5
Net deferred tax assets	1,639	5,625	75.7
Net deferred tax liabilities	(3,705)	(2,989)	(40.2)

As of December 31, 2021, Yandex N.V. had net operating loss carryforwards (“NOLs”) for Dutch income tax purposes of RUB 8,844 ($119.0). Starting from January 1, 2022 NOLs for Dutch income tax purposes can be carried forward indefinitely. However, losses can only be fully deducted (on an annual basis) up to an amount of EUR 1 million plus 50% of the taxable profit that exceeds EUR 1 million. There are no transitional rules for already available tax losses as per December 31, 2021, which implies that all (expected) cumulated tax losses available as per December 31, 2021 can be used indefinitely.

As of December 31, 2021, the Company had NOLs for Russian income tax purposes of RUB 54,920 ($739.2) which have an indefinite term of carryforward. Russian income tax law also specifies that the tax base for 2021 may be reduced by 50% maximum of tax losses carried forward.

As of December 31, 2021, the Dutch entities of the Company (other than Yandex N.V. described above) also had NOLs for Dutch income tax purposes of RUB 12,302 ($165.6).

NOLs for other jurisdictions income tax purposes amounted to RUB 8,659 ($116.5) and RUB 4,303 as of December 31, 2021 and 2020 respectively were mainly related to Israel and Switzerland.

During 2021 the Company has made an adjustments to the policy of dividend distribution by the Company’s principal Russian operating subsidiary reflecting the plans to reinvest higher share of profits in Russia. Tax gain in the amount of RUB 1,965 ($26.4) was recognized as a result of these changes.

The Company accrued for 5% dividend withholding tax on the portion of the current year profit of the Company’s principal Russian operating subsidiary before 2021, when the Company changed the policy of dividend distribution by the Company’s principal Russian operating subsidiary reflecting the plans to retain earnings at the level of that principal subsidiary for investment in Russia. Therefore the Company has not provided for dividend withholding taxes on the unremitted earnings of its principal Russian operating subsidiary as at December 31, 2021.

As of December 31, 2021, the cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided is approximately RUB 133,645 ($1,798.9). The Company estimates that the amount of the unrecognized deferred tax liability related to these earnings is approximately RUB 20,047 ($269.8).

The tax years 2019-2021 remain open for examination by the Russian tax authorities with respect to all Russian subsidiaries. The tax authorities did not appoint tax audit for the year 2018 in 2021. The year 2018 is now closed for the tax audit due to statute of limitation expiration.

The tax years 2017-2021 remain open for examination by the Dutch tax authorities with respect to Yandex N.V.